VIA EDGARLINK                                 March 4, 1998

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
ATT:  Filing Desk
      Stop 1-4

RE:   IDEX Series Fund
      1933 Act File No. 33-2659
      1940 Act File No. 811-4556
      CIK #: 0000787623

Dear Sir/Madam:

     On behalf of the IDEX Series Fund (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N-1A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 27, 1998 via EDGAR.

                                              Sincerely,


                                              /S/
                                              Gayle Morden
                                              Compliance Supervisor


Enclosures

cc: Larry Brown
    Priscilla Hechler
    Tom Pierpan
    Kim Smith